Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
The following table provides information regarding compensation paid to the Company’s Chief Executive Officer and other Named Executive Officers along with the cumulative total shareholder return of the Company and the Total Shareholder Return of the Russell 1000 Consumer Discretionary Index, the Company’s net income and the Company’s revenue, which is the Company’s most important financial performance measure used by the Company to link compensation actually paid to the Company’s named executive officers, for 2023, to Company performance.

	Cocks		Stoddart		Goldner

									Value of Initial Fixed $100 Investment Based on (4) :			Company Selected Measure

Year (1)	Summary Compensation Table (SCT) for CEO	Compensation Actually Paid (CAP) to CEO	Summary Compensation Table (SCT) for CEO	Compensation Actually Paid (CAP) to CEO	Summary Compensation Table (SCT) for CEO	Compensation Actually Paid (CAP) to CEO	Average SCT Total for Other NEOs (3)	Average CAP to Other NEOs (3)	TSR (HAS)	TSR (Russell 1000 Consumer Discretionary Index)	Net Income (GAAP)	Revenue

2023	$15,110,869	$14,122,972	n/a	n/a	n/a	n/a	$5,507,043	$3,166,764	$55.93	$147.76	($1,489,300)	$5,003,326,000

2022	$9,443,047	$3,460,022	$270,000	($574,022)	n/a	n/a	$7,444,885	$2,209,062	$60.60	$108.23	$203,500,000	$5,856,700,000

2021	n/a	n/a	$3,130,233	$3,198,778	$23,714,681	$29,079,175	$6,265,507	$7,724,029	$38.45	$164.69	$428,700,000	$6,420,400,000

2020	n/a	n/a	n/a	n/a	$16,668,010	$6,508,847	$9,964,919	$7,610,559	$91.07	$138.64	$222,500,000	$5,465,400,000

	2023 (2)

Adjustments (1)	CEO (Cocks)	Other NEOs (3)

Total from Summary Compensation Table	$15,110,869	$5,507,043

Adjustments for defined benefit and actuarial plans

Subtract: Pension Value Reported in SCT	$0	$152

Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0

Total Impact: Adjustments for defined benefit and actuarial plans	$0	$152

Adjustments for stock and options awards

Subtract: SCT Amounts	($10,961,054)	($3,831,261)

Add: Fair value at year-end of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY	$9,972,335	$1,907,056

+/-: Year-over-Year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	($184,812)	$106,685

Add: Vesting date fair value of awards granted any vesting during such year	$0	$0

+/-: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$185,635	$118,271

Subtract: Forfeited Awards	$0	($641,182)

Total Impact: Adjustments for stock and option awards	($987,897)	($2,340,431)

Compensation Actually Paid (as calculated)	$14,122,972	$3,166,764

(1)
The other NEOs were Mr. Cocks (2021), Ms. Thomas (all years), Messrs. Frascotti, Throop & Johnson (2020 and 2021), Mr. Throop (2022), Ms. Williams and Mr. Nyman (2022 and 2023), and Ms. Goetter and Messrs. Kilpin and Sibley (2023)

(2)
The following detailed breakdown table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amount from the Summary Compensation Table (SCT) amount. The SCT Amount and the CAP Amount do not reflect the actual amount of compensation earned by or paid during the applicable year, but rather are amounts determined in accordance with SEC rules contained in Item 402 of Regulation
S-K
under the Exchange Act.

(3)	Amounts presented are averages for the entire group of other NEOs.

(4)
Total Shareholder Return (TSR) data is calculated based on an initial measurement date of December 29, 2019 and reflects: For 2023 – 4 year (December 29, 2019 – December 31, 2023); 2022 – 3 year (December 29, 2019 – December 25, 2022); for 2021 – 2 year (December 29, 2019 – December 25, 2021); and for 2020 – 1 year (December 29, 2019 – December 27, 2020).

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The other NEOs were Mr. Cocks (2021), Ms. Thomas (all years), Messrs. Frascotti, Throop & Johnson (2020 and 2021), Mr. Throop (2022), Ms. Williams and Mr. Nyman (2022 and 2023), and Ms. Goetter and Messrs. Kilpin and Sibley (2023)
PEO Actually Paid Compensation Amount	$ 14,122,972
Adjustment To PEO Compensation, Footnote

	2023 (2)

Adjustments (1)	CEO (Cocks)	Other NEOs (3)

Total from Summary Compensation Table	$15,110,869	$5,507,043

Adjustments for defined benefit and actuarial plans

Subtract: Pension Value Reported in SCT	$0	$152

Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0

Total Impact: Adjustments for defined benefit and actuarial plans	$0	$152

Adjustments for stock and options awards

Subtract: SCT Amounts	($10,961,054)	($3,831,261)

Add: Fair value at year-end of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY	$9,972,335	$1,907,056

+/-: Year-over-Year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	($184,812)	$106,685

Add: Vesting date fair value of awards granted any vesting during such year	$0	$0

+/-: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$185,635	$118,271

Subtract: Forfeited Awards	$0	($641,182)

Total Impact: Adjustments for stock and option awards	($987,897)	($2,340,431)

Compensation Actually Paid (as calculated)	$14,122,972	$3,166,764

Non-PEO NEO Average Total Compensation Amount	$ 5,507,043	$ 7,444,885	$ 6,265,507	$ 9,964,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,166,764	2,209,062	7,724,029	7,610,559
Adjustment to Non-PEO NEO Compensation Footnote

	2023 (2)

Adjustments (1)	CEO (Cocks)	Other NEOs (3)

Total from Summary Compensation Table	$15,110,869	$5,507,043

Adjustments for defined benefit and actuarial plans

Subtract: Pension Value Reported in SCT	$0	$152

Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$0	$0

Total Impact: Adjustments for defined benefit and actuarial plans	$0	$152

Adjustments for stock and options awards

Subtract: SCT Amounts	($10,961,054)	($3,831,261)

Add: Fair value at year-end of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY	$9,972,335	$1,907,056

+/-: Year-over-Year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	($184,812)	$106,685

Add: Vesting date fair value of awards granted any vesting during such year	$0	$0

+/-: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$185,635	$118,271

Subtract: Forfeited Awards	$0	($641,182)

Total Impact: Adjustments for stock and option awards	($987,897)	($2,340,431)

Compensation Actually Paid (as calculated)	$14,122,972	$3,166,764

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following table lists the most important financial performance measures used to link compensation actually paid to our NEOs for 2023 to Company performance.

Performance Measure	Primary Measure	Short-Term Incentive Measure	Performance Share Award Performance Measure

Net Revenue	X	X

Operating Margin		X

Strategic Cost savings		X

EPS			X

ROIC			X

Relative TSR Modifier			X

Total Shareholder Return Amount	$ 55.93	60.6	38.45	91.07
Peer Group Total Shareholder Return Amount	147.76	108.23	164.69	138.64
Net Income (Loss)	$ (1,489,300)	$ 203,500,000	$ 428,700,000	$ 222,500,000
Company Selected Measure Amount	5,003,326,000	5,856,700,000	6,420,400,000	5,465,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Strategic Cost savings
Measure:: 4
Pay vs Performance Disclosure
Name	EPS
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR Modifier
Cocks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,110,869	$ 9,443,047
PEO Actually Paid Compensation Amount	$ 14,122,972	$ 3,460,022
PEO Name	Cocks	Cocks
Stoddart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 270,000	$ 3,130,233
PEO Actually Paid Compensation Amount		$ (574,022)	$ 3,198,778
PEO Name		Stoddart	Stoddart
Goldner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 23,714,681	$ 16,668,010
PEO Actually Paid Compensation Amount			$ 29,079,175	$ 6,508,847
PEO Name			Goldner	Goldner
PEO | Cocks [Member] | Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Cocks [Member] | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Cocks [Member] | Adjustments for defined benefit and actuarial plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Cocks [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,961,054)
PEO | Cocks [Member] | Fair value at yearend of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,972,335
PEO | Cocks [Member] | change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(184,812)
PEO | Cocks [Member] | Vesting date fair value of awards granted and vesting during such year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Cocks [Member] | Yearoveryear change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,635
PEO | Cocks [Member] | Forfeited Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Cocks [Member] | Adjustments for stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(987,897)
Non-PEO NEO | Pension Value Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152
Non-PEO NEO | Pension value attributable to current years service and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Adjustments for defined benefit and actuarial plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152
Non-PEO NEO | SCT Amounts [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,831,261)
Non-PEO NEO | Fair value at yearend of any equity awards granted in the covered FY that are outstanding and unvested as of the end of the covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,907,056
Non-PEO NEO | change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,685
Non-PEO NEO | Vesting date fair value of awards granted and vesting during such year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Yearoveryear change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,271
Non-PEO NEO | Forfeited Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(641,182)
Non-PEO NEO | Adjustments for stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,340,431)